SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Disclosure of Events After Reporting Period [abstract]
SUBSEQUENT EVENTS

NOTE 38. SUBSEQUENT EVENTS
Events occurring after the closing date and prior to the issuance of these financial statements are detailed below:
Issuance of Negotiable Obligations

Company	Placement date	Class No.	Currency	NV	Term	Maturity Date	Rate
Banco Galicia	04.29.25	XXIV	Ps.	12,195,456	6 months	10.30.25	(1)	2.65%
Banco Galicia	04.29.25	XXV	Ps.	53,701,755	12 months	04.30.26	Tamar +	3.50%
Banco Galicia	05.07.25	XXVI	US$	128,025	205 days	11.28.25	(2)
Banco Galicia	05.23.25	XXVII	US$	68,703	7 months	12.30.25	(3)	4.00%
Banco Galicia	05.23.25	XXVIII	US$	71,872	12 months	05.29.26	(3)	5.90%
Tarjeta Naranja S.A.U.	04.25.25	LXIV- Serie I	US$	32,685	24 months	04.30.27	(3)	7.90%
Tarjeta Naranja S.A.U.	04.25.25	LXIV- Serie II	US$	45,000	6 months	10.31.25	(2)
Tarjeta Naranja S.A.U.	04.25.25	LXIV- Serie III	Ps.	85,072,998	12 months	04.30.26	Tamar +	4.50%
(1) Monthly effective rate
(2) Interest is not accrued.
(3) Annual nominal rate.
Shareholders' meetings
Grupo Financiero Galicia S.A.
On April 29, 2025, the General Ordinary Shareholders' Meeting of Grupo Financiero Galicia S.A. was held. At the aforementioned Meeting, among other items, resolved the following destination of the unallocated results:
•to Legal Reserve the amount of Ps. 87,864,778
•to Cash Dividends the amount of Ps. 88,000,000
•to Optional Reserve for future distribution of profits Ps. 1,581,430,787
Additionally, the aforementioned Meeting resolved to delegate to the Board of Directors the power to withdraw from the Reserve for the eventual distribution of profits up to the amount of Ps. 300,000,000, subject to the approval, terms and conditions that the subsidiary Banco Galicia obtains from the BCRA with respect to the payment of dividends. (See Note 36.8).
On May 14, 2025, the payment of Ps. 88,000,000 was made, which represented Ps. 54.79 (amount expressed in pesos) per share.
Corporate Reorganizations
On February 3, 2025, the Boards of Directors of Banco de Galicia and other Grupo Galicia entities (Banco GGAL, Galicia Asset Management, GGAL Asset Management, Sudamericana Holding, GGAL Participaciones, and GGAL Holdings) initiated a corporate reorganization to enhance technical and administrative efficiency. Key actions included:
•GGAL Holdings S.A. to be dissolved without liquidation and absorbed by Banco Galicia, Galicia Asset Management, and Sudamericana Holding.
•Banco Galicia to absorb Banco GGAL, consolidating banking operations.
•Galicia Asset Management to absorb GGAL Asset Management, unifying mutual fund management.
•Sudamericana Holding to absorb GGAL Participaciones.
On April 23, 2025, shareholders' meetings approved the reorganization, special and consolidated balance sheets as of December 31, 2024, and set January 1, 2025, as the effective date for accounting and tax purposes. Capital increases and share issuances were approved for Banco Galicia, Galicia Asset Management, and Sudamericana Holding, along with corresponding share premiums.
Merger Authorization:
On May 22, 2025, the Central Bank of the Argentine Republic has issued Resolution “RESOL-2025-122-E-GDEBCRA-SDD#BCRA”, whereby it resolves to authorize Banco de Galicia y Buenos Aires S.A., under the terms of Section 7 of the
Financial Institutions Law, to merge by absorption, as absorbing entity, with Banco GGAL S.A., in accordance with the provisions of the “Previous Commitment of Spin-Off-Merger and Merger by Absorption”, which shall take place within 180 (one hundred and eighty) days as from the date hereof.
On June 4, 2025, the National Securities Commission approved the merger and forwarded the file for registration in the Public Registry of Commerce.
Addendum to the Mutual Fund Management Regulations
On May 10, 2025, the procedures for the amendment by addendum of the management regulations of the mutual funds with the purpose of substituting GGAL Asset Management S.A. S.G.F.C.I. by Galicia Asset Management S.A.U., as the managing company; and to replace Banco GGAL S.A. by Banco de Galicia y Buenos Aires S.A.U., as the depositary company. The CNV approved the aforementioned amendment with conditions on May 28, 2025, which were lifted on May 30.